Stock Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

Note 17—Stock Based Compensation

The Company recognized compensation expense related to awards under its stock based compensation plans as follows:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2016	2015	2016	2015
Performance Based Units	$—	$—	$9,460	$—
2014 Equity Incentive Plan	—	376	16,352	982
Payroll taxes relating to stock based compensation	—	—	723	—

	—	376	26,535	982
2015 Incentive Award Plan	75	—	225	—
Other	29	141	304	421

Total	$104	$517	$27,064	$1,403

Performance Based Units

In connection with Carlyle’s acquisition of Chesapeake (refer to the Company’s Registration Statement filed on Form S-1), certain members of Chesapeake’s management were allowed to co-invest with Carlyle in an entity controlled by Carlyle that holds an investment in the Company. At the time of the grant, those members of management that invested alongside Carlyle received a specified number of common shares, which were subject to a performance-based ratchet (the “Ratchet”). Pursuant to the Ratchet, members of management’s ownership percentage could increase based on Chesapeake completing an “Exit” that resulted in a specified return on invested capital (“MOIC”) and internal rate of return (“IRR”) for certain investors. An Exit is defined as the completion of a liquidating event, which includes the completion of an initial public offering (“IPO”). Since a liquidity event, including an IPO, is generally not probable until it occurs, no compensation cost had been recognized in the financial statements through the initial public offering date. On October 27, 2015, the Company completed its IPO (see Note 1) and accordingly the performance-based units vested and the Company recognized stock based compensation expense of approximately $9,460 during the nine months ended March 31, 2016. The expense at the time of the IPO was calculated using the IPO stock price of $13 per share on a per share equivalent basis of Carlyle shares, less a lack of marketability discount rate due to the shares not being freely tradeable by the members of management.

2014 Equity Incentive Plan (Mustang Investment Holdings L.P.)

The 2014 Equity Incentive Plan (the “2014 Plan”) provides for profits interests and restricted capital interests in Mustang Investment Holdings L.P. (“Holdings”) to be granted to directors, officers and employees of the Company. During the three and nine months ended March 31, 2016 and 2015, Holdings did not issue any time-vesting profits interests or performance-vesting profits interests. Time-vesting profits interests vested twenty percent per year on each of the first five anniversaries of August 15, 2013, as per the applicable award agreement. All performance-vesting profits interests would vest based on Holdings’ principal investors obtaining various thresholds of an internal rate of return as defined in the 2014 Plan, which represents a performance condition.

Since the profits interests issued under the 2014 Plan are for interests in Holdings, which is outside of the consolidated group, the value of the profits interests was marked to market at each of the Company’s reporting periods. On October 27, 2015, the Company completed its IPO and in connection with the IPO the performance-vesting units vested and the Company accelerated the vesting of the time-vesting profits interest.

The Company recognized compensation expense related to awards under the 2014 Plan as follows:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2016	2015	2016	2015
Time vesting profit interests	$—	229	$5,569	599
Time vesting restricted capital interests	—	147	3,410	383
Performance-vesting profit interests	—	—	7,373	—

Total	$—	$376	$16,352	$982

2014 Plan—Profits Interests Valuation

As an input to the Black-Scholes model, and for valuation of the profits interest and restricted capital interest awards, the Company estimated the fair value of Holdings’ equity quarterly. The Company relied on the results of a discounted cash flow analysis but also considered other widely recognized valuation models. The discounted cash flow analysis is dependent on a number of significant management assumptions regarding the expected future financial results of the Company and Holdings, as well as upon estimates of an appropriate cost of capital. A sensitivity analysis was performed in order to establish a narrow range of estimated fair values for the equity of Holdings. The market approach consists of identifying a set of guideline public companies. Multiples of historical and projected earnings before interest, taxes, depreciation and amortization (“EBITDA”) determined based on the guideline companies are applied to Holdings’ EBITDA in order to establish a range of estimated fair value for the equity of Holdings. After considering all of these estimates of fair value, the Company then determines a single estimated fair value of the equity to be used in accounting for equity-based compensation.

The Company calculated the estimated fair value of each award as of the reporting date for each grant prior to the IPO using the Black–Scholes option valuation model. There was no active market for Holdings’ equity. Therefore, as a substitute for Holdings’ volatility, the Company elected to use the historical volatility of various publically traded companies in the printing industry. The expected term of profits interests granted is derived from the output of the option valuation model and represents the period of time that profits interests granted are expected to be outstanding. The risk-free rate for periods within the life of the profits interests is based on the U.S. Treasury yield curve in effect at the time of grant. During the three months ended March 31, 2015, the Company utilized 6.00 years as the expected term, 46.58% for its expected volatility, and 2.13% for the risk free rate of interest. The Company does not expect to pay any dividends and the weighted average of profits interest was $4.77 per profit interest. During the nine months ended March 31, 2015, the Company utilized 6.13 years as the expected term, 46.58% for its expected volatility, 2.13% for the risk free rate of interest, the Company does not expect to pay any dividends and the weighted average of profits interest was $4.77 per profit interest. The expense at the time of the IPO was calculated using the IPO stock price of $13 per share on a per share equivalent basis of Holdings shares less a lack of marketability discount rate due to the shares not being freely tradeable.

At the time of the Company’s IPO all the profit interests in Holdings were converted on an equivalent share basis. As of March 31, 2016, there are no profit interests outstanding.

As of March 31, 2016, there was no unearned compensation related to unvested profit interests.

2014 Plan—Restricted Capital Interests Valuation

For Restricted Capital Interests issued under the 2014 Plan the Company calculated the estimated fair value of each award using the Black-Scholes option valuation model that uses the assumptions described below and considers a lack of marketability discount. There was no active market for Holdings’ equity. Therefore, as a substitute for Holdings’ volatility, the Company elected to use the historical volatility of various publicly traded companies in the printing industry. The Company uses historical data to estimate employee terminations within the valuation model. The expected term of restricted capital interests granted is derived from the output of the option valuation model and represents the period of time that restricted capital interests granted are expected to be outstanding. The risk-free rate for periods within the life of the restricted capital interests is based on the U.S. Treasury yield curve in effect at the time of grant. During the three months ended March 31, 2015, the Company utilized 6.00 years as the expected term, 46.58% for its expected volatility, and 2.13% for the risk free rate of interest. The Company does not expect to pay any dividends and the weighted average of restricted capital interests was $4.77 per profit interest. During the nine months ended March 31, 2015, the Company utilized 6.13 years as the expected term, 46.58% for its expected volatility, 2.13% for the risk free rate of interest, the Company does not expect to pay any dividends and the weighted average of the restricted capital interest was $4.77 per restricted capital interest. The expense at the time of the IPO was calculated using the IPO stock price of $13 per share on a per share equivalent basis of Holdings shares less a lack of marketability discount rate due to the shares not being freely tradeable.

At the time of the Company’s IPO all the restricted capital interests in Holdings were converted on an equivalent share basis. As of March 31, 2016, there are no restricted capital interests outstanding. There were no restricted capital interests issued during the periods presented.

There was no unearned compensation related to unvested restricted capital interests at March 31, 2016.

2015 Incentive Award Plan

The Multi Packaging Solutions International Limited 2015 Incentive Award Plan (the “2015 Plan”) was adopted in October 2015 and provides for the grant of stock options, including incentive stock options and nonqualified stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation rights, and other stock or cash-based awards. All awards under the 2015 Plan are granted pursuant to award agreements, which, together with the 2015 Plan, detail the terms and conditions of the awards, including any applicable vesting, payment terms and post-termination exercise limitations. Awards may be subject to performance criteria, which are determined by the Company’s Board of Directors (or a committee thereof), and that must be achieved in order for the awards to vest and/or be settled. An aggregate of 9,000 common shares was initially made available for issuance under the 2015 Plan.

The Company compensates its independent board members for their services through an annual cash payment of $75 and an annual stock grant valued at $75, which is fully vested at the date of grant. Additional cash compensation is given for service as chair of a committee of the Board of Directors. The Company recorded expense of $225 for the nine months ended March 31, 2016 in connection with stock grants to three directors during the period.

Note 20—Stock Based Compensation

2006 Long-Term Option Plan

The 2006 Long-Term Stock Option Plan (the “2006 Plan”), which was approved by the Company’s Board of Directors, allowed the Company to grant options to purchase common stock to directors, officers and employees of the Company. In January 2013, the Board of Directors amended and increased the maximum number of options allowed to be issued under the 2006 Plan from 6,350 to 10,000.

There were no options granted for the period from July 1, 2013 through August 14, 2013. During the year ended June 30, 2013, the Company granted options to purchase 4,450 shares as follows:

Number of Options Issued	Exercise Price Per Share
3,600	$1,850
850	$ 100

The 3,600 grant of options were subject to time vesting (“time vesting options”). Time vesting options are exercisable, in whole or in part, at twenty percent per year from either the date of grant or a later date, as per the respective option agreement. All time vesting options were to become exercisable within five years from the date of grant. The 850 options granted vest upon the occurrence of a sale of the Company, provided the participant is still employed by the Company, which represented a performance condition. Accordingly, no compensation expense related to these 850 options has been recorded for the period from July 1, 2013 through August 14, 2013 and for the year ended June 30, 2013. All options granted during the year ended June 30, 2013 had a maximum term of ten years and were to expire on January 31, 2023.

Due to a change in control of the Company on August 15, 2013 (Note 1), the stock options under the 2006 Plan immediately vested. The Company recognized compensation expense of $10,360 and $362 for the period from July 1, 2013 through August 14, 2013 and for the year ended June 30, 2013, respectively, which is recorded as selling, general and administrative in the accompanying consolidated statements of operations and comprehensive income (loss). The income tax benefit recognized in the consolidated statements of operations and comprehensive income (loss) for stock-based compensation arrangements was approximately $3,989 and $139 for the period from July 1, 2013 through August 14, 2013, and for the year ended June 30, 2013, respectively.

In accordance with certain preexisting provisions included in the terms of the 2006 Plan, all share-based awards outstanding at the time of the Transaction were settled.

All options granted from 2008 through 2010 under the 2006 Plan were time vesting options, and had a maximum term of ten years and were to expire on various dates through March 31, 2020.

The options issued prior to 2008 under the 2006 Plan had a maximum term of ten years and were to expire on June 28, 2016. Fifty percent of these options were time vesting options. The remaining fifty percent of the options were subject to vesting based upon the investor’s return (“Return Vest Options”). The Return Vest Options were to vest based on the investor realizing an internal rate of return, as defined in the option agreement. There has been no vesting of Return Vest Options through August 15, 2013. In the event the investors of the Company, or the Company itself consummates a transaction for the sale of the Company, the participants of the 2006 Plan shall receive the same form and amount of consideration per share as all other holders of the same class or series of shares, which occurred on August 15, 2013.

In the event of a 2006 Plan participant termination, the Company has the right to repurchase the options or shares issued thereunder (“Call Option”). The purchase price for each option repurchased shall be the fair market value at the date the Call Option is exercised if the termination is not for cause pursuant to other terms of the option agreements. Included in compensation expense is additional compensation expense of $104 relating to the option repurchases for the year ended June 30, 2013.

2013 Equity Incentive Plan

The 2013 Equity Incentive Plan (the “2013 Plan”), which was approved by the Company’s Board of Directors on August 23, 2013, allowed the Company to grant options to purchase common stock to directors, officers and employees of the Company. During the period from August 15, 2013 through June 30, 2014, the Company issued 823,700 time-vested options and 649,800 performance based options. Time vesting options are exercisable, in whole or in part, at twenty percent per year from either the date of grant or a later date, as per the respective option agreement. All time vesting options were to become exercisable within five years from the date of grant and have a ten-year life. The performance based options vest based on the Company’s principal investor’s obtaining various thresholds of an internal rate of return as defined in the 2013 Plan. The time vested options and the performance-based options were cancelled on February 14, 2014 in connection with the Merger Agreement (see Note 1) and accordingly there was no stock compensation expense recorded for any periods presented.

Stock Options Valuation

For options issued under the 2013 Plan and the 2006 Plan, the Company calculated the estimated fair value of each option award on the date of grant using the Black–Scholes option valuation model that uses the assumptions noted in the table below. A nonpublic entity that is unable to estimate the expected volatility of the price of its underlying share may measure awards based on a “calculated value,” which substitutes the volatility of an appropriate index for the volatility of the entity’s own share price.

Currently, there is no active market for the Company’s common shares. Therefore, as a substitute for the Company’s volatility, the Company has elected to use the historical volatility of the Dow Jones U.S. Containers & Packaging Index, which is representative of the Company’s industry. The Company has used the historical closing values of that index to estimate volatility, which was calculated to be 28.01% and 27.30% over the expected life of the options for the period from August 15, 2013 through June 30, 2014 and for the year ended June 30, 2013, respectively. The Company uses historical data to estimate option exercises and employee terminations within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Expected term (in years)	N/A	6.5	N/A	6.5
Expected volatility	N/A	28.01%	N/A	27.3%
Risk-free rate	N/A	2.27%	N/A	1.4%
Expected dividends	N/A	—	N/A	—

Stock Option Activity

Stock option activity under the 2006 Plan is summarized as follows:

	Shares Subject to Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance Outstanding at July 1, 2012	7,405	$258.91	4.7
Options granted pursuant to the 2006 Plan	4,450	1,523.08	9.6
Options exercised	(110)	332.56	—
Options expired/cancelled/repurchased	(1,935)	108.81	—

Balance Outstanding at June 30, 2013	9,810	866.28	6.8
Options expired/cancelled/repurchased	(9,810)	(866.28)	—

Balance Outstanding at August 15, 2013	—	$—	—

A summary of the status of the Company’s unvested shares as of August 15, 2013, and changes during the period from July 1, 2013 through August 14, 2013 and the year ended June 30, 2013 is presented below:

	Shares Subject to Option	Weighted Average Grant-Date Fair Value
Balance Unvested at July 1, 2012	1,324	$197.77
Restricted shares granted pursuant to the 2006 Plan	4,450	792.99
Restricted shares vested	(532)	196.93
Restricted shares expired/cancelled/repurchased	(40)	192.87

Balance Unvested at June 30, 2013	5,202	704.39
Restricted shares expired/cancelled/repurchased	(5,202)	(704.39)

Balance Unvested at August 15, 2013	—	$—

As of August 15, 2013, there was no unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 2006 Plan since all unvested options were cancelled during the period. The total fair value of shares vested for the year ended June 30, 2013 was $105.

Stock option activity under the 2013 Plan summarized as follows:

	Shares Subject to Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance Outstanding at August 15, 2013	—	$—	—
Options granted pursuant to the 2013 Plan	1,473,500	10.00	10.0
Options expired/cancelled/repurchased	(1,473,500)	(10.00)	(10.0)

Balance Outstanding at June 30, 2014	—	$—	—

A summary of the status of the Company’s unvested shares as of June 30, 2014, and changes during the period from August 15, 2013 through June 30, 2014 is presented below:

	Shares Subject to Option	Weighted Average Grant-Date Fair Value
Balance Unvested at August 15, 2013	—	$—
Restricted shares granted pursuant to the 2013 Plan	1,473,500	3.33
Restricted shares expired/cancelled/repurchased	(1,473,500)	(3.33)

Balance Unvested at June 30, 2014	—	$—

The weighted-average grant-date fair value of restricted shares granted during the period from August 15, 2013 through June 30, 2014 was $3.33.

Restricted Stock Units

The Company issued 528,500 restricted stock units (“RSU’s”) under the 2013 Plan, which was approved by the Company’s Board of Directors in August 2013. Time vesting RSU’s vest, in whole or in part, at twenty percent per year from either the date of grant or a later date, as per the respective RSU’s. All time vesting RSU’s were to vest within five years from the date of grant and has a ten-year life. The performance based RSUs vested based on the Company’s principal investors obtaining various thresholds of an internal rate of return as defined in the 2013 Plan. The time vested RSU’s and the performance based RSU’s were cancelled on February 14, 2014 in connection with the Merger Agreement (see Note 1) and accordingly no expense has been recorded during any of the periods presented.

RSU’s activity under the 2013 Plan summarized as follows:

	Shares Subject to RSU’s	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance Outstanding at August 15, 2013	—	$—	—
RSU’s granted pursuant to the 2013 Plan	528,500	10.00	10.0
RSU’s expired/cancelled/repurchased	(528,500)	(10.00)	(10.0)

Balance Outstanding at June 30, 2014	—	$—	—

Performance Based Units

In connection with Carlyle’s acquisition of Chesapeake, certain members of Chesapeake’s management were allowed to co-invest with Carlyle in an entity controlled by Carlyle that holds an investment in the Company. At the time of the grant, those members of management that invested alongside Carlyle received a specified number of ordinary shares, which were subject to a performance-based ratchet (the “Ratchet”). Pursuant to the Ratchet, members of management’s ownership percentage can increase based on Chesapeake completing an “Exit” that results in a specified return on invested capital (“MOIC”) and internal rate of return (“IRR”) for certain investors. An Exit is defined as the completion of a liquidating event, which includes the completion of an initial public offering (“IPO”). Since a liquidity event, including an IPO, is generally not probable until it occurs, no compensation cost has been recognized in the financial statements.

2014 Equity Incentive Plan (Mustang Investment Holdings L.P.)

The 2014 Equity Incentive Plan (the “2014 Plan”) allows profits interests and restricted capital interests in Mustang Investment Holdings L.P. (“Holdings”) to be granted to directors, officers and employees of the Company. During the period from August 15, 2013 to June 30, 2014, Holdings issued 823,700 time-vesting profits interests and 649,800 performance-vesting profits interests and during the year ended June 30, 2015, Holdings issued 90,600 time-vesting profits interests and 60,400 performance-vesting profits interests. Time-vesting profits interests vest twenty percent per year on each of the first five anniversaries of August 15, 2013, as per the applicable award agreement. All performance-vesting profits interests vest based on Holdings’ principal investors obtaining various thresholds of an internal rate of return as defined in the 2014 Plan, which represents a performance condition. The performance condition is not probable of being achieved, and accordingly, no compensation expense related to the performance-vesting profits interests has been recorded.

In addition, during the period from August 15, 2013 through June 30, 2014, Holdings issued 528,500 restricted capital interests under the 2014 Plan. The restricted capital interests vest twenty percent per year on each of the first five anniversaries of August 15, 2013, as per the applicable award agreement.

The Company recognized compensation expense related to awards under the 2014 Plan as follows:

	Successor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014
Time vesting profit interests	$3,210	$618
Time vesting restricted capital interests	1,949	445

	$5,159	$1,063

Since the profits interests issued under the 2014 Plan are for interests in Holdings, which is outside of the consolidated group, the value of the profits interests were marked to market at each of the Company’s reporting periods.

2014 Plan—Profits Interests Valuation

As an input to the Black-Scholes model, and for valuation of the profits interest and restricted capital interest awards, the Company estimates the fair value of Holdings equity quarterly. The Company relies on the results of a discounted cash flow analysis but also considers other widely recognized valuation models. The discounted cash flow analysis is dependent on a number of significant management assumptions regarding the expected future financial results of the Company and Holdings as well as upon estimates of an appropriate cost of capital. A sensitivity analysis is performed in order to establish a narrow range of estimated fair values for the equity of Holdings. The market approach consists of identifying a set of guideline public companies. Multiples of historical and projected EBITDA determined based on the guideline companies are applied to Holdings EBITDA in order to establish a range of estimated fair value for the equity of Holdings. After considering all of these estimates of fair value, the Company then determines a single estimated fair value of the equity to be used in accounting for equity-based compensation.

For profits interests issued under the 2014 Plan the Company calculates the estimated fair value of each award on the date of grant using the Black–Scholes option valuation model that uses the assumptions noted in the table below and considers a lack of marketability discount. Currently, there is no active market for Holding’s equity. Therefore, as a substitute for Holding’s volatility, the Company has elected to use the historical volatility of various publically traded companies in the printing industry. The Company has used the historical volatilities of these entities to estimate volatility. The Company uses historical data to estimate employee terminations within the valuation model. The expected term of profits interests granted is derived from the output of the option valuation model and represents the period of time that profits interests granted are expected to be outstanding. The risk-free rate for periods within the life of the profits interests is based on the U.S. Treasury yield curve in effect at the time of grant.

	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014
Expected term (in years)	4.52	6.5
Expected volatility	42%	46.58%
Risk-free rate	1.48%	2.13%
Expected dividends	—	—
Weighted average grant date fair-value	$7.88	$4.77

Weighted average fair-value at end of period of all profits interest issued under the 2014 Plan	$13.37	$4.77

Total unrecognized compensation expense related to unvested profit interests at June 30, 2015 amounted to $6,826 and is expected to be recognized over a weighted average period of 3.5 years.

Profits interests activity under the 2014 Plan summarized as follows:

	Incentive Units Subject to Profits Interests	Weighted Average Exercise Price (or Distribution Threshold)	Weighted Average Remaining Life (Years)
Balance Outstanding at August 15, 2013	—	$—	—
Profits interests granted pursuant to the 2014 Plan	1,473,500	10.00	10.0
Profits interests expired/cancelled/repurchased	(10,000)	—	—

Balance Outstanding at June 30, 2014	1,463,500	10.00	9.2
Profits interests granted pursuant to the 2014 Plan	151,000	20.00	10.0
Profits interests expired/cancelled/repurchased	(10,000)	—	—

Balance Outstanding June 30, 2015	1,604,500	$10.94	8.3

Balance Vested at June 30, 2015	292,700	10.00	8.2

For Restricted Capital Interests issued under the 2014 Plan the Company calculates the estimated fair value of each award using the Black-Scholes option valuation model that uses the assumptions noted in the table below and considers a lack of marketability discount. Currently, there is no active market for Holding’s equity. Therefore, as a substitute for Holding’s volatility, the Company has elected to use the historical volatility of various publically traded companies in the printing industry. The Company uses historical data to estimate employee terminations within the valuation model. The expected term of profits interests granted is derived from the output of the option valuation model and represents the period of time that profits interests granted are expected to be outstanding. The risk-free rate for periods within the life of the profits interests is based on the U.S. Treasury yield curve in effect at the time of grant.

	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014
Expected term (in years)	4.52	6.5
Expected volatility	42%	46.58%
Risk-free rate	1.48%	2.13%
Expected dividends	—	—
Weighted average grant date fair-value	$—	$4.77

Weighted average fair-value at end of period of all Restricted Capital Interests issued under the 2014 Plan	$13.43	$4.77

Restricted capital interests activity under the 2014 Plan is summarized as follows:

	Shares Subject to RSU’s	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance Outstanding at August 15, 2013	—	$—	—
Restricted capital interests granted pursuant to the 2014 Plan	528,500	10.00	10.0

Balance Outstanding at June 30, 2014	528,000	10.00	9.2

Balance Outstanding at June 30, 2015	528,500	$10.00	8.3

There were no restricted capital interests expired, cancelled or repurchased during the periods presented.

Total unrecognized compensation expense related to unvested restricted capital interests at June 30, 2015 amounted to $3,994 and is expected to be recognized over a weighted average period of 3.5 years.